Revenue (Details) - Schedule of contract balances - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of contract balances [Abstract]
Trade receivables	£ 14,797	£ 7,243	£ 291
Contract assets	3,451	599	8
Contract liabilities	£ (7,911)	£ (9,059)	£ (385)